Contract Assets and Receivables, Net - Schedule of Activities in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activities in the provision for credit losses
Beginning balances	¥ (269,592)	¥ (247,301)	¥ (160,342)
Provisions	(622,564)	(461,774)	(531,237)
Charge-offs	438,002	561,988	523,613
Recoveries from prior charge-offs	(43,820)	(122,505)	(79,335)
Ending balances	¥ (497,974)	¥ (269,592)	¥ (247,301)